Note 16 - Related Party Transactions - Key Management Personnel (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Salaries		$ 932,133	$ 2,047,634	$ 1,979,601
Share-based payments	[1]	2,110,773	3,061,686	3,283,361
Total		$ 3,042,906	$ 5,109,320	$ 5,262,962

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.